United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Hermes Project and Trade Finance Tender Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

(412) 288-1900

(Registrant's Telephone Number)

Date of Fiscal Year End: 03/31/21

Date of Reporting Period: Six months ended 09/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2020

Federated Hermes Project and Trade Finance Tender Fund
(formerly, Federated Project and Trade Finance Tender Fund)
Fund Established 2016

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Project and Trade Finance Tender Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2020 through September 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	82.1%
Derivative Contracts[2]	(0.2)%
Cash Equivalents[3]	14.4%
Other Assets and Liabilities—Net[4]	3.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— 82.1%
		Basic Industry - Chemicals— 1.6%
$ 400,399	[2]	Kuwait Paraxylen, Revolver, 1.119% (1-month USLIBOR +0.700%), 12/14/2021	5/31/2018- 6/11/2020	$398,597	$397,688
495,825	[2]	Kuwait Paraxylen, Term Loan, 0.844% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018	493,476	492,573
		TOTAL			890,261
		Basic Industry - Forestry/Paper— 1.6%
900,000	[2]	Bahia Cellulose, 3.150% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	901,350	896,179
		Basic Industry - Metals/Mining Excluding Steel— 5.0%
1,000,000	[2]	China Hongqiao Group Ltd., 3.891% (6-month USLIBOR +3.750%), 4/11/2021	6/10/2020	996,500	969,581
1,329,545	[2]	Harmony Gold Mining Co. Ltd., 3.352% (3-month USLIBOR +0.030%), 9/30/2022	7/31/2018- 10/2/2019	1,329,545	1,310,326
500,000	[2]	Uralkali PJSC, 2.354% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	497,500	496,551
		TOTAL			2,776,458
		Basic Industry - Steel Producers/ Products— 2.9%
1,125,000	[2]	Ferrexpo AG, 4.742% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018- 11/6/2019	1,116,773	1,055,002
600,648	[2]	Metinvest BV, 4.900% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	584,430	557,675
		TOTAL			1,612,677
		Capital Goods - Aerospace & Defense— 0.7%
407,408	[2]	Gulf Air BSC, 3.400% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	408,019	404,819
		Consumer Goods - Food - Wholesale— 3.8%
1,000,000		Dansk Landbrugs Grovvarseslskab AMBA, 1.394%, 10/27/2020	8/26/2020	997,598	998,996
275,000	[2]	Ghana Cocoa Board, 0.241-2.217% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	275,000	275,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Consumer Goods - Food - Wholesale— continued
$ 500,000		PT Pacific Indopalm Industries, 2.071%, 10/20/2020	5/3/2019- 3/14/2019	$500,000	$500,000
894,737	[2,3,4]	Vicentin SAIC II, 6.275% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	894,737	357,895
		TOTAL			2,131,891
		Consumer Goods - Personal & Household Products— 0.7%
417,155		PT Pan Brothers TBK, 2.216-2.241%, 10/9/2020	6/2/2020- 6/10/2020	417,155	417,155
		Consumer Non-Cyclical/Food- Wholesale— 0.8%
EUR 112,000	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	132,669	131,284
288,000	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	340,978	337,589
		TOTAL			468,873
		Energy - Exploration & Production— 13.2%
$ 142,799	[2]	FPF003 PTE Ltd. Singapore, Inc., 2.570% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	142,085	141,860
931,163	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.820% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	926,508	919,698
854,455	[2]	Heston BV, 2.196% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	854,123	838,755
906,250	[2]	Kosmos Energy, 3.331-3.396% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019- 5/26/2020	899,717	887,401
791,329	[2]	Malampaya, 4.220% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	982,500	779,926
713,867	[2]	Prime Oil and Gas BV, 3.896% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	870,137	686,361
1,000,000	[2]	SOCAR Energy ’18, 2.453% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	995,500	991,288
264,706	[2]	Sonangol, 3.620% (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016- 4/3/2017	255,331	259,183
400,000	[2]	Tengizchevroil Finance Co. International Ltd., 2.345% (3-month USLIBOR +2.000%), 7/7/2021	7/14/2020	400,000	400,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Energy - Exploration & Production— continued
$1,500,000	[2]	Yibal Export Pdo, 1.865% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016- 7/15/2019	$1,495,750	$1,477,891
		TOTAL			7,382,363
		Energy - Integrated Energy— 5.1%
2,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	1,928,000	1,975,815
870,080	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +0.052%), 5/23/2025	6/21/2019	870,080	860,244
		TOTAL			2,836,059
		Energy - Oil Refining and Marketing— 1.4%
806,896	[2]	Dangote, 6.807% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014	798,762	797,940
15,965		Maldives, Government of, 3.406- 3.806%, 10/23/2020	4/24/2020	15,965	15,951
		TOTAL			813,891
		Finance/Banks/Brokers— 1.7%
882,353	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	882,353	871,324
55,555	[2]	Banco Supervielle SA, 3.130% (3-month USLIBOR +2.850%), 11/16/2020	6/28/2018	55,194	55,555
		TOTAL			926,879
		Foreign Sovereign— 16.3%
EUR 1,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	1,115,825	1,175,528
$ 625,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	625,000	622,091
111,457		Burkina Faso, Government of, 3.017- 3.056%, 2/22/2021	7/30/2020- 8/21/2020	111,457	111,457
EUR 870,000		Burkina Faso, Government of, 3.330%, 1/30/2021	3/12/2020- 5/19/2020	954,710	1,020,031
218,545		Cameroon, Government of, 3.485%, 10/30/2020	5/26/2020	239,744	256,233
1,000,000		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	1,103,150	1,151,003
$ 23,612		Djibouti, Government of, 3.543%, 10/13/2020	8/10/2020	23,612	23,612
333,333	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	333,334	330,042
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Foreign Sovereign— continued
$ 571,429	[2]	Ministry of Finance Tanzania, 7.116% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	$568,000	$563,193
EUR 618,538		Senegal, Government of, 3.825%, 1/28/2021	5/20/2020- 9/29/2020	697,667	725,204
$ 500,000	[2]	Sharjah Govt., 1.408% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	497,500	496,962
666,400	[2]	The Sharjah Electricity and Water Authority, 1.896% (1-month USLIBOR +1.750%), 12/29/2020	6/15/2020	666,400	666,400
2,000,000		Turk Eximbank, 2.796%, 11/18/2020	2/14/2020	2,000,000	1,996,013
		TOTAL			9,137,769
		Oil Field Services— 6.2%
838,256	[2]	Armada TGT Ltd., 3.220% (3-month USLIBOR +3.000%), 12/31/2021	7/14/2020	823,586	838,256
1,316,891		Kuwait Petroleum Aviation France SAS, 0.818%, 11/2/2020	8/28/2020	1,316,891	1,316,891
750,000		PetroChina International Corp., Ltd., 0.680%, 10/25/2020	9/28/2020	750,000	750,000
591,467		Unipec Asia Co., Ltd., 0.741%, 10/9/2020	9/28/2020	591,467	591,467
		TOTAL			3,496,614
		Packaging— 1.8%
1,000,000		SAN Miguel Industrias Pet S.A., 2.420%, 10/27/2020	8/17/2020	1,000,000	999,878
		Supranational— 3.6%
1,000,000		African Export-Import Bank (Afreximbank), 1.561%, 6/18/2021	6/22/2020	1,000,000	1,000,000
1,000,000	[2]	Eastern and Southern African Trade and Development Bank, 1.466% (3-month USLIBOR +1.200%), 10/5/2020	10/4/2018	1,000,000	999,853
		TOTAL			1,999,853
		Technology & Electronics - Tech Hardware & Equipment— 1.7%
704,051		Ingram Micro, Inc., 3.233%, 11/20/2020	8/25/2020	696,726	699,956
247,157		Ingram Micro, Inc., 3.267%, 11/13/2020	8/18/2020	244,565	245,899
		TOTAL			945,855
		Telecommunications - Wireless— 3.5%
766,667	[2]	MTN Group Ltd., 2.405% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018- 3/25/2020	768,075	766,666
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Telecommunications - Wireless— continued
EUR 1,000,000		Sonatel S.A., 3.000%, 12/24/2020	6/22/2020	$1,126,050	$1,172,450
		TOTAL			1,939,116
		Transportation - Airlines— 3.3%
$1,843,372	[2]	Avolon Aerospace, 2.817-3.138% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	1,852,128	1,840,232
		Transportation Services— 2.9%
610,898	[2]	Armenia International Airports CJSC, 7.416% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017- 10/12/2018	617,007	598,674
565,445	[2]	Asyaport, 4.753% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	565,445	565,445
467,386	[2]	Autopistas Urbanas SA (AUSA), 3.780% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	460,375	448,394
		TOTAL			1,612,513
		Utilities— 4.3%
19,233	[2]	Egypt Electric AfreximBK, 5.616% (3-month USLIBOR +5.250%), 10/5/2020	8/3/2017	19,233	19,233
361,278	[2]	Karpower International B.V., 6.980% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019- 3/4/2020	361,278	361,096
455,127	[2]	Karpowership, 4.807% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	444,659	453,083
571,747		Tunisia, Government of, 2.137%, 5/17/2021	9/21/2020	571,747	571,675
1,000,000		Tunisia, Government of, 2.928%, 5/17/2021	5/5/2020- 5/19/2020	1,000,000	999,945
		TOTAL			2,405,032
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $46,496,858)			45,934,367
Semi-Annual Shareholder Report

Principal Amount or Shares		Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	INVESTMENT COMPANY— 14.4%
8,070,815	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.15%[5] (IDENTIFIED COST $8,075,137)			$$8,074,851
	TOTAL INVESTMENT IN SECURITIES—96.5% (IDENTIFIED COST $54,571,995)[6]			54,009,218
	OTHER ASSETS AND LIABILITIES - NET—3.5%[7]			1,971,580
	TOTAL NET ASSETS—100%			$55,980,798
At September 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
10/1/2020	State Street Bank & Trust Company	26,738	EUR	$24,759	$(1,978)
10/5/2020	State Street Bank & Trust Company	357,910	EUR	$345,664	$(12,246)
10/5/2020	State Street Bank & Trust Company	131,323	EUR	$133,844	$2,522
10/5/2020	State Street Bank & Trust Company	337,687	EUR	$344,171	$6,485
10/13/2020	Standard Chartered Bank	1,172,716	EUR	$1,136,633	$(36,084)
10/14/2020	State Street Bank & Trust Company	143,769	EUR	$140,001	$(3,769)
11/2/2020	Standard Chartered Bank	101,334	EUR	$97,212	$(4,122)
11/3/2020	Citibank N.A.	259,555	EUR	$250,041	$(9,514)
11/16/2020	State Street Bank & Trust Company	282,832	EUR	$275,502	$(7,330)
11/18/2020	Standard Chartered Bank	48,105	EUR	$45,220	$(2,885)
12/1/2020	State Street Bank & Trust Company	48,118	EUR	$44,568	$(3,551)
12/4/2020	State Street Bank & Trust Company	169,372	EUR	$170,450	$1,078
12/15/2020	State Street Bank & Trust Company	176,599	EUR	$172,048	$(4,551)
12/18/2020	Standard Chartered Bank	70,907	EUR	$66,653	$(4,254)
12/29/2020	Citibank N.A.	1,192,863	EUR	$1,143,827	$(49,035)
12/31/2020	State Street Bank & Trust Company	177,736	EUR	$179,228	$1,492
1/4/2021	State Street Bank & Trust Company	70,943	EUR	$65,722	$(5,221)
1/19/2021	Standard Chartered Bank	94,297	EUR	$88,679	$(5,617)
2/1/2021	State Street Bank & Trust Company	287,482	EUR	$286,163	$(1,319)
2/2/2021	State Street Bank & Trust Company	94,324	EUR	$87,389	$(6,936)
2/22/2021	State Street Bank & Trust Company	1,176,318	EUR	$1,198,301	$21,982
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(124,853)
Semi-Annual Shareholder Report

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2020	$7,063,648
Purchases at Cost	$31,785,227
Proceeds from Sales	$(30,786,838)
Change in Unrealized Appreciation/Depreciation	$1,944
Net Realized Gain/(Loss)	$10,870
Value as of 9/30/2020	$8,074,851
Shares Held as of 9/30/2020	8,070,815
Dividend Income	$16,979

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At September 30, 2020, these restricted securities amounted to $45,934,367, which represented 82.1% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s
Board of Trustees (the “Trustees”).

4	Issuer in default.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$45,934,367	$45,934,367
Investment Company	8,074,851	—	—	8,074,851
TOTAL SECURITIES	$8,074,851	$—	$45,934,367	$54,009,218
Other Financial Instruments[1]
Assets	$—	$33,559	$—	$33,559
Liabilities	—	(158,412)	—	(158,412)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(124,853)	$—	$(124,853)

[1]	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2020	$55,375,067
Accrued discount/premiums	22,016
Realized gain (loss)	69,974
Change in unrealized appreciation (depreciation)	1,449,198
Purchases	22,318,654
(Sales)	(33,300,542)
Balance as of 9/30/2020	$45,934,367
Total change in unrealized appreciation (depreciation) attributable to investments still held at 9/30/2020	$944,670

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,			Period Ended 3/31/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$9.71	$9.98	$10.00	$10.02	$10.01
Income From Investment Operations:
Net investment income	0.13[2]	0.39[2]	0.45	0.28[2]	0.02
Net realized and unrealized gain (loss)	0.18	(0.27)	(0.01)	0.02	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.12	0.44	0.30	0.02
Less Distributions:
Distributions from net investment income	(0.11)	(0.38)	(0.45)	(0.32)	(0.01)
Distributions from net realized gain	—	(0.01)	(0.01)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.11)	(0.39)	(0.46)	(0.32)	(0.01)
Net Asset Value, End of Period	$9.91	$9.71	$9.98	$10.00	$10.02
Total Return[4]	3.17%	1.13%	4.42%	3.04%	0.22%
Ratios to Average Net Assets:
Net expenses[5]	0.71%[6]	0.71%	0.70%	0.67%	0.34%[6]
Net investment income	2.71%[6]	3.94%	4.44%	2.74%	1.37%[6]
Expense waiver/reimbursement[7]	0.33%[6]	0.32%	0.29%	0.34%	1.72%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$55,981	$63,873	$51,680	$49,484	$70,873
Portfolio turnover	15%	73%	57%	39%	4%

1
Reflects operations for the period from January 31, 2017 (date of initial public investment) to
March 31, 2017. During the period prior to date of initial public investment, a distribution of
$0.012 per share was made to the Adviser.

2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities September 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $8,074,851 of investments in an affiliated holding* (identified cost $54,571,995)	$54,009,218
Cash	698,341
Cash denominated in foreign currencies (identified cost $24,878)	24,916
Income receivable	370,992
Income receivable from an affiliated holding	1,035
Receivable for investments sold	1,073,254
Unrealized appreciation on foreign exchange contracts	33,559
Total Assets	56,211,315
Liabilities:
Unrealized depreciation on foreign exchange contracts	158,412
Due to broker	5,126
Payable for investment adviser fee (Note 5)	188
Payable for share registration costs	5,479
Payable for portfolio accounting fees	55,013
Accrued expenses (Note 5)	6,299
Total Liabilities	230,517
Net assets for 5,650,920 shares outstanding	$55,980,798
Net Assets Consist of:
Paid-in capital	$56,513,807
Total distributable earnings (loss)	(533,009)
Total Net Assets	$55,980,798
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$55,980,798 ÷ 5,650,920 shares outstanding, no par value, unlimited shares authorized	$9.91

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations Six Months Ended September 30, 2020 (unaudited)

Investment Income:
Interest	$1,004,007
Dividends received from an affiliated holding*	16,979
TOTAL INCOME	1,020,986
Expenses:
Investment adviser fee (Note 5)	149,526
Administrative fee (Note 5)	444
Custodian fees	5,186
Transfer agent fees	17,659
Directors’/Trustees’ fees (Note 5)	3,665
Auditing fees	27,252
Legal fees	4,589
Portfolio accounting fees	71,567
Share registration costs	13,203
Printing and postage	7,779
Miscellaneous (Note 5)	8,112
TOTAL EXPENSES	308,982
Waiver/reimbursement of investment adviser fee (Note 5)	(97,613)
Net expenses	211,369
Net investment income	809,617
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments (including net realized gain of $10,870 on sales of investments in an affiliated holding*)	77,593
Net realized loss on foreign currency transactions	(14,576)
Net realized loss on foreign exchange contracts	(199,454)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $1,944 on investments in an affiliated holding*)	1,451,142
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	400
Net change in unrealized appreciation of foreign exchange contracts	(262,768)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts and foreign currency transactions	1,052,337
Change in net assets resulting from operations	$1,861,954

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2020	Year Ended 3/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$809,617	$2,467,067
Net realized gain (loss)	(136,437)	35,689
Net change in unrealized appreciation/depreciation	1,188,774	(1,848,733)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,861,954	654,023
Distributions to Shareholders	(597,225)	(2,490,837)
Share Transactions:
Proceeds from sale of shares	—	12,000,001
Net asset value of shares issued to shareholders in payment of distributions declared	470,313	2,030,438
Cost of shares redeemed	(9,627,592)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,157,279)	14,030,439
Change in net assets	(7,892,550)	12,193,625
Net Assets:
Beginning of period	63,873,348	51,679,723
End of period	$55,980,798	$63,873,348
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows Six Months Ended September 30, 2020 (unaudited)

Operating Activities:
Change in net assets resulting from operations	$1,861,954
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(22,318,654)
Proceeds from disposition of investment securities	33,083,661
Purchase of short-term investments, net	(998,389)
Amortization/accretion of premium/discount, net	(22,016)
Decrease in income receivable	129,349
Increase in receivable for investments sold	(198,865)
Decrease in accrued expenses	(39,356)
Net realized gain on investments	(77,593)
Net realized loss on foreign exchange contracts	199,454
Net realized loss on foreign currency transactions	14,576
Net change in unrealized appreciation/depreciation of investments	(1,451,142)
Net change in unrealized depreciation of foreign exchange contracts	262,768
Net Cash Provided By Operating Activities	10,445,747
Financing Activities:
Decrease in cash overdraft	(2,250)
Distributions paid in cash	(126,912)
Payments for units redeemed	(9,627,592)
Net Cash Used by Financing Activities	(9,756,754)
Effect of exchange rate changes on cash	(400)
Net increase in cash	688,593
Cash at beginning period	34,664
Cash at end of period	$723,257
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $470,313. See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 30, 2016, as a continuously offered, non-diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Fund’s investment objective is to provide total return primarily from income.
Prior to June 29, 2020, the name of the Fund was Federated Project and Trade Finance Tender Fund.
The Fund received notification from a majority shareholder of their intent to liquidate their position in the Fund. In order to facilitate an orderly redemption, this process began in June of 2020, and will continue in subsequent quarters.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
Semi-Annual Shareholder Report

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal
Semi-Annual Shareholder Report

securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $97,613 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2020, the Fund did not have a liability for any uncertain
Semi-Annual Shareholder Report

tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $163,537 and $64,551, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$33,559	Unrealized depreciation on foreign exchange contracts	$158,412
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(199,454)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(262,768)
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2020	Year Ended 3/31/2020
Shares sold	—	1,191,658
Shares issued to shareholders in payment of distributions declared	47,931	204,379
Shares redeemed	(973,467)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(925,536)	1,396,037
Each Shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder’s broker or other intermediary (who should be directed to inform the Fund).
4. FEDERAL TAX INFORMATION
At September 30, 2020, the cost of investments for federal tax purposes was $54,571,995. The net unrealized depreciation of investments for federal tax purposes was $687,630. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $347,202 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,034,832. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their fees (if any), and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.70% of the Fund’s average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these
Semi-Annual Shareholder Report

arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. For the six months ended September 30, 2020, the Adviser voluntarily waived $94,789 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2020, the Adviser reimbursed $2,824.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2020, the Sub-Adviser earned a fee of $116,312.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2020, were as follows:
Purchases	$5,192,420
Sales	$15,662,384
7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the Energy sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

At September 30, 2020, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Nigeria	4.8%
Turkey	4.6%
Senegal	4.2%
Angola	4.0%
South Africa	3.7%
Ireland	3.3%
France	3.2%
Ukrainian	2.9%
Tunisia	2.8%
Oman	2.6%
Hong Kong	2.4%
Kazakhstan	2.2%
United Arab Emerates	2.1%
Ghana	2.1%
Ivory Coast	2.1%
Burkina Faso	2.0%
Egypt	1.8%
Peru	1.8%
Kenya	1.8%
Denmark	1.8%
Azerbaijan	1.8%
China	1.7%
Malaysia	1.6%
Indonesia	1.6%
Brazil	1.6%
Kuwait	1.6%
Ecuador	1.6%
Argentina	1.5%
Suriname	1.5%
Vietnam	1.5%
Philippines	1.4%
Rwanda	1.1%
Armenia	1.1%
Tanzania, United Republic Of	1.0%
Russia	0.9%
Bahrain	0.7%
Lebanon	0.6%
Ethiopia	0.6%
Cameroon, United Republic Of	0.5%
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
Thailand	0.3%
Djbouti	[1]0.0%
Maldives	[1]0.0%

1	Represents less than 0.1%.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2020	Ending Account Value 09/30/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,031.70	$3.62
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.51	$3.60

1	Expenses are equal to the Fund annualized net expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Project and Trade Finance Tender Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such
Semi-Annual Shareholder Report

additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the registered fund industry and market practices; the range of comparable fees for similar funds in the registered fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the registered fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the registered fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of an appropriate group of peer funds compiled by Federated Hermes using data supplied by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates and total expense ratios relative to an appropriate group of peer funds compiled by Federated Hermes using data supplied by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients such as institutional separate accounts and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be
Semi-Annual Shareholder Report

compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www. FederatedInvestors.com/FundInformation. Form N-PX filings are also sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name FederatedInvestors.com.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31424D104
Q453326 (11/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable

(b)	Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The Fund does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 13.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Treasurer and Principal Financial Officer

Date November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, President and Principal Executive Officer

Date November 20, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Treasurer and Principal Financial Officer

Date November 20, 2020